Common shares	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Common shares	Common shares
2013 Equity Incentive Plan
In April 2013, we adopted an equity incentive plan, which was amended in March 2014 and which we refer to as the 2013 Equity Incentive Plan, under which directors, officers, employees, consultants and service providers of us and our subsidiaries and affiliates are eligible to receive incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock.
Effective April 2023, our Board of Directors extended the term of 2013 Equity Incentive Plan to April 2033.
In March 2025, our Board of Directors reserved an additional 1,089,407 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
During the six months ended June 30, 2025, we issued an aggregate of 1,099,748 shares of restricted stock to certain of our employees, SSH employees, and independent directors for no cash consideration. The share price on the issuance dates was $34.40, and $40.17 per share, with a weighted average cost of $35.47 per share. The vesting schedule for these restricted shares for employees and SSH employees is (i) one-third of the shares vest on September 1, 2027, (ii) one-third of the shares vest on September 1, 2028, and (iii) one-third of the shares vest on August 31, 2029. The vesting schedule for these restricted shares for independent directors is (i) one-third of the shares vest on April 7, 2026 (ii) one-third of the shares vest on December 2, 2026, and (iii) one-third of the shares vest on December 1, 2027.
The following is a summary of activity for awards of restricted stock that have been granted under our equity incentive plan during the six months ended June 30, 2025.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2024	3,793,883	$53.98
Granted	1,099,748	35.47
Vested	(239,972)	26.20
Outstanding and non-vested, June 30, 2025	4,653,659	$51.04
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
From July 1, 2025 through December 31, 2025	$32,156	$946	$33,102
For the year ending December 31, 2026	51,197	847	52,044
For the year ending December 31, 2027	28,431	149	28,580
For the year ending December 31, 2028	10,438	—	10,438
For the year ending December 31, 2029	1,914	—	1,914
	$124,136	$1,942	$126,078
 Dividend Payments
In February 2025, our Board of Directors declared a quarterly cash dividend of $0.40 per common share, which was paid on March 21, 2025 to all shareholders of record as of March 7, 2025.
In April 2025, our Board of Directors declared a quarterly cash dividend of $0.40 per common share, which was paid on June 16, 2025 to all shareholders of record as of May 30, 2025.
2023 Securities Repurchase Program
On July 29, 2024, our Board of Directors replenished and increased the 2023 Securities Repurchase Program to purchase up to an aggregate of $400 million of the Company’s securities which, in addition to common shares also consist of unsecured senior notes.
During the six months ended June 30, 2025, we repurchased an aggregate of 6,500 of our common shares at an average price of $47.51 per share.
There was $173.4 million available under the 2023 Securities Repurchase Program as of June 30, 2025.
There were 26,049,209 and 26,042,709 common shares held in treasury at June 30, 2025 and December 31, 2024, respectively.
Shares outstanding
As of June 30, 2025, we had 51,016,290 common shares outstanding. These shares provide the holders with dividends and voting rights.